Business combinations - Fair value of the identifiable assets and liabilities - Narrative (Details) € in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 01, 2022 EUR (€)	Jan. 04, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Jan. 04, 2022 USD ($)	Jan. 04, 2022 EUR (€)
Business Combinations
Gross contractual amounts due from trade receivables acquired	€ 0
Software
Business Combinations
Useful life				3 years
Link3D
Business Combinations
Percentage of voting equity interests				100.00%	100.00%	100.00%
Total consideration				€ 26,747	$ 26,747
Deferred tax liabilities						€ (2,270)
Discount rate (post-tax WACC)					14.00%	14.00%
Gross contractual amounts due from trade receivables acquired						€ 992
Merger date amounted acquisition		€ 2,631
Revenue of acquiree since acquisition date			€ 993
Contingent consideration payable						0
Link3D | Brands and trademarks
Business Combinations
Intangible assets						1,066
Useful life		1 year
Link3D | Software
Business Combinations
Intangible assets						6,892
Useful life		7 years
Link3D | Fair value at acquisition
Business Combinations
Increase in fair value of the identified assets and liabilities				3,496
Increase decrease in goodwill				€ 23,251
Identify 3D
Business Combinations
Increase in fair value of the identified assets and liabilities	€ 1,413
Percentage of voting equity interests	100.00%
Total consideration	€ 3,853
Increase decrease in goodwill	2,439
Deferred tax liabilities	€ (474)
Discount rate (post-tax WACC)	14.05%
Gross contractual amounts due from trade receivables acquired						€ 224
Contingent consideration payable	€ 0
Identify 3D | Brands and trademarks
Business Combinations
Intangible assets	€ 174
Useful life	7 years
Identify 3D | Software
Business Combinations
Intangible assets	€ 1,723
Useful life	7 years